As filed with the Securities and Exchange Commission on February 19, 2026
Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 620	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 622	[X]

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
X	on February 27, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of ETF Opportunities Trust and collectively the "Funds":

T-REX 3X Long AAPL Daily Target ETF	T-REX 3X Long MSTR Daily Target ETF
T-REX 3X Long ALAB Daily Target ETF	T-REX 3X Long MU Daily Target ETF
T-REX 3X Long AMD Daily Target ETF	T-REX 3X Long NBIS Daily Target ETF
T-REX 3X Long AMZN Daily Target ETF	T-REX 3X Long NFLX Daily Target ETF
T-REX 3X Long APP Daily Target ETF	T-REX 3X Long NVDA Daily Target ETF
T-REX 3X Long ARKK Daily Target ETF	T-REX 3X Long NVO Daily Target ETF
T-REX 3X Long ASTS Daily Target ETF	T-REX 3X Long OKLO Daily Target ETF
T-REX 3X Long AVGO Daily Target ETF	T-REX 3X Long ORCL Daily Target ETF
T-REX 3X Long BABA Daily Target ETF	T-REX 3X Long PLTR Daily Target ETF
T-REX 3X Long BMNR Daily Target ETF	T-REX 3X Long PYPL Daily Target ETF
T-REX 3X Long BRKB Daily Target ETF	T-REX 3X Long QBTS Daily Target ETF
T-REX 3X Long COIN Daily Target ETF	T-REX 3X Long QUBT Daily Target ETF
T-REX 3X Long CRCL Daily Target ETF	T-REX 3X Long RDDT Daily Target ETF
T-REX 3X Long CRWD Daily Target ETF	T-REX 3X Long RGTI Daily Target ETF
T-REX 3X Long CRWV Daily Target ETF	T-REX 3X Long RIOT Daily Target ETF
T-REX 3X Long DJT Daily Target ETF	T-REX 3X Long RKLB Daily Target ETF
T-REX 3X Long ETHA Daily Target ETF	T-REX 3X Long SLV Daily Target ETF
T-REX 3X Long GLXY Daily Target ETF	T-REX 3X Long SMCI Daily Target ETF
T-REX 3X Long GME Daily Target ETF	T-REX 3X Long SMR Daily Target ETF
T-REX 3X Long GOOG Daily Target ETF	T-REX 3X Long SOFI Daily Target ETF
T-REX 3X Long HIMS Daily Target ETF	T-REX 3X Long SOUN Daily Target ETF
T-REX 3X Long HOOD Daily Target ETF	T-REX 3X Long TEM Daily Target ETF
T-REX 3X Long IBIT Daily Target ETF	T-REX 3X Long TSLA Daily Target ETF
T-REX 3X Long INTC Daily Target ETF	T-REX 3X Long TSM Daily Target ETF
T-REX 3X Long IONQ Daily Target ETF	T-REX 3X Long UBER Daily Target ETF
T-REX 3X Long LLY Daily Target ETF	T-REX 3X Long UNH Daily Target ETF
T-REX 3X Long MARA Daily Target ETF	T-REX 3X Long UPST Daily Target ETF
T-REX 3X Long META Daily Target ETF	T-REX 3X Long MAGS Daily Target ETF
T-REX 3X Long MRVL Daily Target ETF	T-REX 3X Long GRNY Daily Target ETF
T-REX 3X Long MSFT Daily Target ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 27, 2026 as the new effective date for Post-Effective Amendment No. 410 to the Registration Statement filed on October 7, 2025 for the following funds:

T-REX 3X Long AAPL Daily Target ETF	T-REX 3X Long MSTR Daily Target ETF
T-REX 3X Long ALAB Daily Target ETF	T-REX 3X Long MU Daily Target ETF
T-REX 3X Long AMD Daily Target ETF	T-REX 3X Long NBIS Daily Target ETF
T-REX 3X Long AMZN Daily Target ETF	T-REX 3X Long NFLX Daily Target ETF
T-REX 3X Long APP Daily Target ETF	T-REX 3X Long NVDA Daily Target ETF
T-REX 3X Long ARKK Daily Target ETF	T-REX 3X Long NVO Daily Target ETF
T-REX 3X Long ASTS Daily Target ETF	T-REX 3X Long OKLO Daily Target ETF
T-REX 3X Long AVGO Daily Target ETF	T-REX 3X Long ORCL Daily Target ETF
T-REX 3X Long BABA Daily Target ETF	T-REX 3X Long PLTR Daily Target ETF
T-REX 3X Long BMNR Daily Target ETF	T-REX 3X Long PYPL Daily Target ETF
T-REX 3X Long BRKB Daily Target ETF	T-REX 3X Long QBTS Daily Target ETF
T-REX 3X Long COIN Daily Target ETF	T-REX 3X Long QUBT Daily Target ETF
T-REX 3X Long CRCL Daily Target ETF	T-REX 3X Long RDDT Daily Target ETF
T-REX 3X Long CRWD Daily Target ETF	T-REX 3X Long RGTI Daily Target ETF
T-REX 3X Long CRWV Daily Target ETF	T-REX 3X Long RIOT Daily Target ETF
T-REX 3X Long DJT Daily Target ETF	T-REX 3X Long RKLB Daily Target ETF
T-REX 3X Long ETHA Daily Target ETF	T-REX 3X Long SLV Daily Target ETF
T-REX 3X Long GLXY Daily Target ETF	T-REX 3X Long SMCI Daily Target ETF
T-REX 3X Long GME Daily Target ETF	T-REX 3X Long SMR Daily Target ETF
T-REX 3X Long GOOG Daily Target ETF	T-REX 3X Long SOFI Daily Target ETF
T-REX 3X Long HIMS Daily Target ETF	T-REX 3X Long SOUN Daily Target ETF
T-REX 3X Long HOOD Daily Target ETF	T-REX 3X Long TEM Daily Target ETF
T-REX 3X Long IBIT Daily Target ETF	T-REX 3X Long TSLA Daily Target ETF
T-REX 3X Long INTC Daily Target ETF	T-REX 3X Long TSM Daily Target ETF
T-REX 3X Long IONQ Daily Target ETF	T-REX 3X Long UBER Daily Target ETF
T-REX 3X Long LLY Daily Target ETF	T-REX 3X Long UNH Daily Target ETF
T-REX 3X Long MARA Daily Target ETF	T-REX 3X Long UPST Daily Target ETF
T-REX 3X Long META Daily Target ETF	T-REX 3X Long MAGS Daily Target ETF
T-REX 3X Long MRVL Daily Target ETF	T-REX 3X Long GRNY Daily Target ETF
T-REX 3X Long MSFT Daily Target ETF

This Post-Effective Amendment incorporates by reference the Prospectus, Statement of Additional Information, and Part C contained in Post-Effective Amendment No. 410 to the Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 620 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 19th day of February, 2026.
ETF OPPORTUNITIES TRUST
By: /s/ Karen M. Shupe
 Karen M. Shupe
 Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 620 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Mary Lou H. Ivey	Trustee	February 19, 2026

*Theo H. Pitt, Jr.	Trustee	February 19, 2026

*Dr. David J. Urban	Trustee	February 19, 2026

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	February 19, 2026
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	February 19, 2026
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney